December 16, 2016

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)
Post-Effective Amendment No. 124
File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T, is a copy of Post-Effective Amendment No. 124 (Amendment No. 126 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A of the Trust, which includes the prospectus of Harbor Strategic Growth Fund, (the “Fund”), a newly formed series of the Trust, Harbor Funds’ statement of additional information (“SAI”), Part C and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures.

The Amendment is being filed pursuant to paragraph a(2) of Rule 485 under the 1933 Act and is intended to become effective 75 days after filing. The purpose of the Amendment is to register shares of the Fund on Form N-1A.

Request for Selective Review

Due to similarities in the disclosure contained in the Funds’ Prospectuses and SAI (as contained in the Amendment) to the disclosure set forth in the Trust’s prior Prospectus and SAI (as contained in Post-Effective Amendment No. 122 (Amendment No. 124 under the 1940 Act) to the Trust’s registration statement), the Trust hereby requests that the staff of the Commission use the selective review procedures set forth in Release No. 33-6510 (IC-13768) in processing the Amendment. The Trust requests selective review with respect to the entire Amendment except with respect to disclosure contained under the following sections of the Prospectus and SAI, which disclosure is materially different from that contained in the Prior Amendments:

Harbor Strategic Growth Fund Prospectus

1. Pages 1-4, “Fund Summary”;

2. Page 6, “The Adviser and Subadviser – The Adviser”; and

3. Page 7, “The Adviser and Subadviser – The Subadviser and Portfolio Managers”;

Harbor Funds’ SAI

5. Pages 28-29, “The Adviser and Subadviser”;

6. Pages 30, “The Portfolio Managers”; and

7. Pages 35-36, “Portfolio Holdings.”

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

Securities and Exchange Commission December 16, 2016 Page 2 of 2

Please note that (i) the Registrant does not involve a master-feeder arrangement and (ii) the Registrant’s operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Registrant may invest. One series of the Trust is a money market fund.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4428.

Sincerely,

/s/ Jodie L. Crotteau
Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.

Jill Damon, Esq.

Dechert LLP

David G. Van Hooser

Anmarie S. Kolinski

Charles F. McCain

Erik D. Ojala, Esq.

Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.